Transmission Line Projects Accounted for under IFRIC 12, 'Service Concession Arrangements' - Schedule of Movement of Contract Assets (Detail) (Parenthetical) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Profit included in recognition of contract assets pursuant to recognition construction revenue	₨ 292
Bottom of range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	7.62%
Top of range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	7.91%